Earnings per share (EPS) (Details) - PEN (S/) S/ / shares in Units, S/ in Thousands	12 Months Ended
	Dec. 31, 2018	Dec. 31, 2017	Dec. 31, 2016
Numerator
Net profit from continuing operations attributable to ordinary equity holders of the Parent	S/ 76,699	S/ 94,171	S/ 120,060
Net loss from discontinued operations attributable to ordinary equity holders of the Parent		(389)	(3,886)
Net profit attributable to ordinary equity holders of the Parent	S/ 76,699	S/ 93,782	S/ 116,174
Denominator
Weighted average number of common and investment shares	428,107	446,062	544,687
Basic and diluted profit for common and investment shares from continuing operations	S/ 0.18	S/ 0.21	S/ 0.22
Basic and diluted loss for common and investment shares from discontinued operations			(0.01)
Basic and diluted profit for common and investment shares from continuing and discontinued operations	S/ 0.18	S/ 0.21	S/ 0.21